Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Yields for You Income Strategy A ETF (YFYA)
Yields for You Strategy B ETF (YFYB)
Relative Strength Managed Volatility Strategy ETF (RSMV)
(each, a “Fund” and together, the “Funds)

Each, a series of Listed Funds Trust

Supplement dated August 1, 2025
to the Summary Prospectus and Prospectus
dated January 3, 2025, as supplemented

Effective immediately, Mr. Chris Small will be added as a Portfolio Manager of the Funds. As a result, the following disclosures in the Funds’ Prospectus and Summary Prospectus are hereby revised to reflect the addition of Mr. Small as a Portfolio Manager:

The disclosure in the Fund Summary section in the Prospectus and Summary Prospectus entitled “Management - Portfolio Managers” for each Fund is deleted and replaced with the following:

Management

Portfolio Managers:	Yehoshua “Leibel” Sternbach, Springer Harris, Spencer Kristiansen, and Joran Haugens, each a Portfolio Manager of the Adviser, have been portfolio managers of the Fund since its inception in January 2025. Chris Small, a Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since July, 2025.

The disclosure in the Prospectus in the section entitled “Management - Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers

Messrs. Sternbach, Harris, Kristiansen, Haugens and Small are jointly and primarily responsible for the day-to-day management of each of the Strategy A ETF’s and Strategy B ETF’s portfolios, and Messrs. Borer, Harris, Kristiansen, Haugens and Small are jointly and primarily responsible for the day-to-day management of the RSMV Strategy ETF’s portfolio. There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers.

Yehoshua “Leibel” Sternbach EA, NSSA, ChFC®, APMA® is a fiduciary financial advisor who holds multiple professional designations and licenses, including being an Enrolled Agent with the IRS, an Accredited Portfolio Management Advisor, National Social Security Certificate Holder, and Chartered Financial Consultant with the American Colleges for Financial Planning and Financial Services. Since 2007, Leibel has worked with and trained financial advisors around the country. Leibel currently has been the Chief Technology Officer for Fusion Capital Management since 2017 and is also the principal owner of Yields for You, LLC, a registered investment adviser in the State of New York. Leibel joined the Adviser as a portfolio manager in 2025.

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Springer Harris joined Teucrium Trading, LLC, the parent company of the Adviser, in April 2011. He has primary responsibilities for the Trade Operations for the Teucrium Funds. Prior to joining the firm, Mr. Harris was an Account Executive with Emergent Social Media Team at Weber Shandwick, a global public relations firm. He graduated cum laude with a B.A. in Business Management.

Spencer Kristiansen joined Teucrium Trading, LLC in July of 2022. He has responsibilities for Trade Operations and analysis for the Teucrium Funds. Prior to joining the firm, Mr. Kristiansen was an Investment Counselor for Fisher Investments from December 2021 until July 2022 and a Portfolio Advisor for Bank of America Merrill Lynch from January 2019 until September 2021. He graduated summa cum laude from Champlain College with a B.S. in Finance in 2018.

Joran Haugens joined Teucrium Trading, LLC in December of 2022. He has responsibilities for trade operations and execution for the Teucrium Funds. Prior to joining the firm, he worked as an account executive at ED&F Man Capital with a focus on agricultural commodities providing support, information, research, account management and execution for a wide range of customers. Mr. Haugens has more than 20 years of experience in execution and is Series 3 certified.

Ryan Borer is the Founder of Fusion Capital Management, a registered investment adviser founded in 2011. Mr. Borer worked as a financial advisor for Coppell Advisory Solutions LLC from 2011 through 2023. Mr. Borer was an Accredited Asset Management Specialist designee through the College of Financial Planning and currently holds his Series 65 License. Mr. Borer has previously held his Series 7, 6, 63, and Life/Health/Variable licenses. Mr. Borer currently serves as the managing partner for Elements Innovation Technologies, LLC dba AdvisorCRM, a national FinTech firm for registered investment advisers. Mr. Borer joined the Adviser as a portfolio manager in 2025.

Mr. Small joined Teucrium Trading, LLC in April of 2025. He is responsible for the execution and implementation of Teucrium’s growing suite of ETF’s and contributes to the development of new products in Teucrium’s multi-asset white-label platform. Prior to joining the firm, he worked as the Director of Trading at Boston-based asset manager Windham Capital from March 2015 until December 2024. Mr. Small graduated from Middlebury College in Vermont and studied economics, premedical coursework, and political science.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

Please retain this supplement with your Prospectus and Summary Prospectus

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Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Yields for You Income Strategy A ETF (YFYA)
Yields for You Strategy B ETF (YFYB)
Relative Strength Managed Volatility Strategy ETF (RSMV)
(each, a “Fund” and together, the “Funds)

Each, a series of Listed Funds Trust

Supplement dated August 1, 2025
to the Statement of Additional Information (“SAI”)
dated January 3, 2025, as supplemented

On July 8, 2025, the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”) accepted the resignation of Paul R. Fearday from his role as a Chairman and Trustee of the Board and approved, the appointment of Ms. Pamela H. Conroy, Independent Trustee, as Chairperson of the Trust. In connection with Mr. Fearday’s resignation, all references and information relating to Mr. Fearday in the SAI are hereby removed.

On July 24, 2025, the Board accepted the resignation of Christi C. Powitzky from her role as Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 31, 2025. Also on July 24, 2025, the Board approved the appointment of Ms. Jill S. Silver as Interim Chief Compliance Officer and Interim Anti-Money Laundering Officer of the Trust, effective July 31, 2025. In connection with Ms. Powitzky’s resignation, all references and information relating to Ms. Powitzky in the SAI are hereby removed.

As a result, the following disclosures in the Funds’ SAI are hereby revised to reflect the appointment of Ms. Conroy as Chairperson of the Trust and Ms. Silver as Interim Chief Compliance Officer and Interim Anti-Money Laundering Officer of the Trust:

The disclosure under the section entitled “Management of the Trust” is deleted and replaced with the following:

Members of the Board. There are three members of the Board, all (100 percent) of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).

There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has not designated a lead Independent Trustee but has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017**	Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Chairman of VettaFi, LLC (2018-2024); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022)	48	Independent Trustee, TEMA ETF Trust (since 2023) (1 portfolio); NEOS ETF Trust (since 2021) (3 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (2 portfolios)
Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015)	48	Independent Trustee, Series Portfolios Trust (since 2015) (19 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee, Chair and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	48	Independent Trustee, Frontier Funds, Inc. (since 2020) (4 portfolios)
*    The Trust is the only registered investment company in the Fund Complex.
**    Mr. Jacobs began serving as a Trustee when the Trust was known by its former name, Active Weighting Funds ETF Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Jacobs should serve as a Trustee because of his substantial industry experience. He most recently served as the CEO of Q3 Advisors, LLC and as the Distinguished Policy Fellow and Executive Director of the Center for Financial Markets and Policy, and as Adjunct Professor of Finance at the McDonough School of Business at Georgetown University. He also served as Senior Advisor and principal consultant to Nasdaq’s CEO and President. Mr. Jacobs has been determined to qualify as an Audit Committee Financial Expert for the Trust.

The Trust has concluded that Mr. Felton should serve as a Trustee because of his substantial industry experience, including over two decades working in the asset management industry providing legal, regulatory compliance, governance and risk management advice to registered investment companies, their advisers and boards. Prior to that, he gained experience and perspective as a regulator while serving as an enforcement attorney and branch chief for the SEC. He also represented public companies and their boards of directors in securities class actions, derivative litigation and SEC investigations as a litigation associate at a national law firm. Mr. Felton currently serves as an independent trustee and chair of the nominating and governance committee of a mutual fund complex.

The Trust has concluded that Ms. Conroy should serve as a Trustee because of her substantial industry experience, including over 25 years of achievements at both a large, multi-location financial institution as well as a small, entrepreneurial firm. She has expertise in all facets of portfolio accounting, securities processing, trading operations, marketing, as well as legal and compliance.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust.

Principal Officers of the Trust. The officers of the Trust conduct and supervise the Trust’s and each Fund’s daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Additional information about each officer of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kacie G. Briody Year of birth: 1992	President and Principal Executive Officer	Indefinite term, March 2025	Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2021-2025); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
David J. Rantisi Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2014)
Chad E. Fickett Year of birth: 1973	Secretary	Indefinite term, June 2024	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Assistant General Counsel, The Northwestern Mutual Life Insurance Company (2007 to 2024)
Jill S. Silver Year of birth: 1976	Interim Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2025	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Compliance Director, Corebridge Financial Inc. (previously AIG) (2019 to 2022)
Marissa J. Pawlinski Year of birth: 1996	Assistant Secretary	Indefinite term, June 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2022); Judicial Law Clerk, Milwaukee County Circuit Court (2021-2022); Legal Intern, City of Brookfield (2020-2021); Student, Marquette University Law School (2019-2021)

Effective immediately, Mr. Chris Small will be added as a Portfolio Manager of the Funds. As a result, the following disclosures in the Funds’ SAI are hereby revised to reflect the addition of Mr. Small as a Portfolio Manager:

The disclosure under the section entitled “Portfolio Managers” is deleted and replaced with the following:

PORTFOLIO MANAGERS

Springer Harris, Spencer Kristiansen, Joran Haugens and Chris Small serve as the Funds’ portfolio managers (the “Portfolio Managers”). This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.

Share Ownership

The Funds are required to show the dollar ranges of a Portfolio Manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, Springer Harris, Spencer Kristiansen and Joran Haugens did not beneficially own Shares. As of August 1, 2025, Chris Small did not beneficially own Shares.

Other Accounts

In addition to the Funds, the Portfolio Managers managed the following other accounts for the Adviser as of June 30, 2025, none of which were subject to a performance-based fee:

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
7	$237,190,408	5	$207,690,760	96	$9,979,332

Compensation

The compensation package for portfolio managers consists of a fixed base salary, an annual discretionary bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The discretionary bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration for each portfolio manager is given to appropriate risk management, teamwork and investment support activities in determining the bonus amount. Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, and healthcare.

In addition, certain portfolio managers engaged by the Adviser serve as independent contractors (1099) rather than employees. These portfolio managers receive compensation on a contractual basis, which may include fixed amounts and/or asset-based fees, and they are not eligible to participate in the firm’s employee benefits programs. Their compensation is designed to align with the same principles of experience, responsibility, and contribution to the firm’s investment results as those applicable to employee portfolio managers.

Conflicts of Interest

A Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.
The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

Please retain this supplement with your SAI
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